JPMorgan Emerging Markets Equity Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	2,081
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,583
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,298
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,124
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	$ 995